Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Assets, Current, Total	CAD 2,511	CAD 2,596
Property, Plant and Equipment, Net	17,290	6,469
Other Assets, Noncurrent, Total	9,420	2,974
Assets, Total	29,221	12,039
Liabilities, Current, Total	3,724	1,367
Liabilities, Noncurrent, Total	18,681	6,338
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	6,816	4,334	CAD 3,705
Liabilities and Equity, Total	29,221	12,039
NSPML [Member]
Consolidated Balance Sheets [Abstract]
Assets, Current, Total	439	439
Property, Plant and Equipment, Net	1,132	648
Other Assets, Noncurrent, Total	276	554
Assets, Total	1,847	1,641
Liabilities, Current, Total	219	130
Long-term Debt	1,288	1,288
Liabilities, Noncurrent, Total	25	35
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	315	188
Liabilities and Equity, Total	CAD 1,847	CAD 1,641